Note 12 - Business Combination	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
12.	Business Combination

(a)	Tembo e-LV

On November 5, 2020, VivoPower International PLC acquired 51% of the ordinary issued share capital of Tembo e-LV B.V. a specialist battery-electric and off-road vehicle company located in The Netherlands. The non-controlling interest representing 49% of the ordinary issued share capital was acquired on February 2, 2021.

Purchase consideration
(Amounts in thousands)	EUR	USD
Cash consideration for 51% acquisition	4,000	4,916

The fair value of the identifiable assets and liabilities recognized, as a result of the acquisition, are as follows:

(Amounts in thousands)	EUR	USD
Cash and cash equivalents	4,021	4,942
Trade and other receivables	100	123
Inventory	594	730
Property, plant and equipment (Note 13)	167	206
Deferred tax asset (Note 11)	214	263
Trade and other payables	(541)	(665)
Related party payable	(1,024)	(1,259)
Other non-current liabilities	(181)	(222)
Deferred income	(578)	(711)
Deferred tax liability (Note 11)	(398)	(489)
Remediation provision	(282)	(336)
Fair value of identifiable net assets acquired	2,092	2,582
Non -controlling interests (49%)	(1,025)	(1,260)
Net assets acquired	1,067	1,322
Cash consideration for 51% acquisition	4,000	4,916
Surplus on acquisition:	2,933	3,594

Allocated of surplus:
Goodwill (Note 14a)	1,340	1,698
Other intangible assets (Note 14b)	1,593	1,896
	2,933	3,594

Acquisition of Non-controlling interest:	EUR	USD
Cash paid	1,800	2,173
Ordinary shares issued	197	237
Total consideration for non-controlling interest	1,997	2,410

Non-controlling interest acquired:
At acquisition	(1,025)	(1,259)
Loss attributable to non-controlling interest	319	387
At date of acquisition of non-controlling interest	(706)	(873)

Surplus on acquisition of non-controlling interests	1,291	1,538

Purchase consideration - cash outflow
(Amounts in thousands)	EUR	USD
Outflow of cash to acquire subsidiary, net of cash acquired
Cash consideration - 51%	4,000	4,916
Cash consideration - 49%	1,800	2,173
Less: Balances acquired
Cash	4,021	4,942
Net outflow of cash - investing activities	1,779	2,147

Acquisition-related costs of $0.6 million that were not directly attributable to the issue of shares are included within restructuring and other non-recurring costs in the income statement, and in operating activities in the cash flow statement.

Goodwill represents the value of gaining immediate access to an established business in the Electric Vehicles market, including the skilled workforce, which are not separately recognized and do not meet the criteria for recognition as an intangible asset under IAS 38. None of the goodwill recognized is expected to be deductible for income tax purposes. Separately recognized intangible assets acquired comprise $1.5 million of customers contracts and $0.4 million of trade names, based on a purchase price allocation performed by management.

Intangible assets acquired comprise $1.5 million customer contracts and $0.4 million of trade names, based on a purchase price allocation performed by management. Customer contracts are valued in years 1-5 include revenue from acquired customer relationships representing 25% of total revenue, average attrition rate 25% per annum, average EBIT 3.7%, weighted average cost of capital 13.0%. Trade names are valued using a relief from royalty method of the income valuation approach over a 6-year life based on a 5% industry average royalty rate.

The Company recognizes non-controlling interests in an acquired entity at the non-controlling interests' proportionate share of the acquired entity's identifiable net assets.

The non-controlling interest representing 49% of the ordinary issued share capital, comprising $1.3 million at acquisition, less $0.4 million loss recorded in the profit and loss account between November 5, 2020 and February 2, 2021, total $0.9 million, was acquired by the Company on February 2, 2021, for $2.2 million cash and 15,793 shares in the Company ($0.2 million). The $1.5 million difference between consideration and acquired non-controlling interest was debited directly to equity.

The remediation provision recognized was a present obligation of Tembo e-LV immediately prior to the business combination. The execution of the remediation was not conditional upon it being acquired by the Company.

From the date of acquisition, Tembo contributed $1.4 million of revenue and $2.8 million of loss before tax from continuing operations. If the acquisition had taken place at the beginning of the year, Group revenue from continuing operations would have been $41.1 million and loss before tax from continuing operations would have been $8.3 million.

(b)	ISS Joint Venture

On June 30, 2021, the Company purchased the remaining 50% share in the ISS Joint Venture for a consideration of $1, as part of the litigation settlement with the other 50% joint venture owners, plus the $5.4 million fair value of pre-acquisition equity interest held by the Company.

Fair value of net assets acquired included capitalized project expenses and were recorded at fair value.

The acquisition resulted in a bargain purchase of $7.8 million as a result of the litigation settlement and is recognized in the Statement of Comprehensive Income within gain/loss on Solar Development as set out Note 5.

(US dollars in thousands)
Purchase consideration
Cash		-
Fair value of pre-acquisition equity interest		5,393
Total consideration		5,393

Less: Fair value of acquired net assets:
Cash	2
Deposits	990
Capitalized project development expenses (Note 14b)	12,249
		13,241
Gain on bargain purchase - included in gain/(loss) on SES development (Note 5)		7,848

No revenue or profit or loss has been recognized since the acquisition date.

The net cash flow resulting from the acquisition was $ nil.